Provisions - Summary of Social Security Contributions on Share Options (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	£ 1,758
Ending balance	1,634	£ 1,758
Current	418	309
Non-current	1,216	1,449
Social security contributions on share options [member]
Disclosure of other provisions [line items]
Beginning balance	104	842
Arising (released) during the year	5	(738)
Ending balance	109	104
Non-current	109
Deferred cash consideration [member]
Disclosure of other provisions [line items]
Beginning balance	1,654	2,131
Increase in provision due to the unwinding of the time value of money	157	221
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved	(286)	(698)
Ending balance	1,525	£ 1,654
Current	309
Non-current	£ 1,216